Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	72 Months Ended		120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 06, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000191481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 26,103	$ 26,103	$ 26,103		$ 26,103	$ 18,698	$ 18,407	$ 18,875	$ 13,130	$ 13,905		$ 12,918	$ 12,312	$ 10,406	$ 10,132	$ 10,000
Average Annual Return, Percent		39.61%	13.42%			10.07%
C000205625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 14,680	$ 14,680	$ 14,680		$ 14,680	11,854	11,500	14,395	10,499	11,050	$ 10,000
Average Annual Return, Percent		23.84%	5.85%	6.62%	[1]
C000191479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 26,157	$ 26,157	$ 26,157		$ 26,157	18,725	18,422	18,876	13,121	13,886		12,891	12,276	10,369	10,110	10,000
Average Annual Return, Percent		39.69%	13.50%			10.09%
C000191478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Account Value		$ 24,450	$ 24,450	24,450		$ 24,450	17,624	17,471	18,034	12,623	13,458		12,581	12,074	10,272	10,065	10,000
Average Annual Return, Percent		38.73%	12.68%			9.35%
C000191482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 25,542	$ 25,542	25,542		$ 25,542	18,337	18,092	18,593	12,962	13,756		12,806	12,234	10,363	10,110	10,000
Average Annual Return, Percent		39.29%	13.18%			9.83%
C000191475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 24,141	$ 24,141	24,141		$ 24,141	17,326	17,094	17,574	12,250	13,001		12,104	11,562	9,792	9,556	9,450
Average Annual Return, Percent		31.69%	11.90%			9.21%
C000191475 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		39.33%	13.18%			9.83%
C000191477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 23,580	$ 23,580	23,580		$ 23,580	17,058	16,965	17,578	12,350	13,212		12,402	11,941	10,196	10,028	10,000
Average Annual Return, Percent		37.23%	12.28%			8.96%
C000191477 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		38.23%	12.28%			8.96%
C000205628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 14,707	$ 14,707	$ 14,707		$ 14,707	11,865	11,510	14,395	10,499	11,050	10,000
Average Annual Return, Percent		23.95%	5.88%	6.66%	[2]
C000205626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 13,696	$ 13,696	$ 13,696		13,696	11,093	10,788	13,538	9,894	10,444	9,450
Average Annual Return, Percent		16.71%	4.39%	5.39%	[3]
C000205626 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		23.47%	5.57%	6.39%	[3]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,297.62978	$ 32,297.62978	$ 32,297.62978		$ 32,297.62978	23,428.66437	21,617.12348	25,894.2751	17,994.73555	16,336.85664		14,395.01135	13,504.27479	10,892.35108	10,448.994	10,000
Average Annual Return, Percent	[4]	37.86%	14.60%			12.44%
Morningstar Global Small Mid Stock Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global Small/Mid Stock Funds
Account Value		$ 13,875.36549	$ 13,875.36549	$ 13,875.36549		$ 13,875.36549	11,238.72016	11,312.93869	16,480.85053	11,447.03594	10,667.307	10,000
Average Annual Return, Percent		23.52%	5.46%	5.68%	[1],[2],[3]
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Account Value		$ 18,723.92639	$ 18,723.92639	$ 18,723.92639		18,723.92639	14,100.32111	12,760.25219	15,941.8043	11,612.83709	11,071.681	10,000
Average Annual Return, Percent	[5]	32.79%	11.08%	11.05%	[1],[2],[3]
Morningstar Large Value Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds
Account Value		$ 23,215.70608	$ 23,215.70608	$ 23,215.70608		$ 23,215.70608	17,896.34227	17,763.74303	18,620.48651	12,986.90576	14,035.05033		12,809.41011	12,411.81499	10,388.45725	10,026.848	10,000
Average Annual Return, Percent		29.68%	10.53%			8.74%
MSCI ACWI SMID Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI SMID Cap Index
Account Value		$ 15,817.33302	$ 15,817.33302	$ 15,817.33302		$ 15,817.33302	12,260.07478	11,987.19117	15,417.58542	10,850.02607	10,783.926	$ 10,000
Average Annual Return, Percent		29.01%	7.96%	7.96%	[1],[2],[3]
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,391.7945	$ 23,391.7945	$ 23,391.7945		$ 23,391.7945	$ 17,859.55458	$ 17,835.67796	$ 19,177.56683	$ 13,340.28686	$ 14,432.1294		$ 12,977.00837	$ 12,594.76237	$ 10,693.38632	$ 10,052.934	$ 10,000
Average Annual Return, Percent		30.98%	10.14%			8.87%

[1]	Commenced operations on November 6, 2018.
[2]	The Fund commenced operations on November 6, 2018. The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses applicable to the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
[3]	The Fund commenced operations on November 6, 2018. The Fund’s Class A Shares commenced operations on November 5, 2019. For the periods prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund’s Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of those classes where applicable.
[4]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[5]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.